Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (3,598,780)	$ (3,041,430)
Adjustments to Reconcile Net loss to Net Cash Used in Operating Activities:
Depreciation and Amortization	62,839	69,381
Common Stock Issued for Loan Guaranty	0	68,250
Common Stock Issued for Services	237,500	141,750
Gain on Debt Settlement, net	0	(25,524)
Compensation Expense Related to Grant of Stock Options	111,572	220,084
Gain on Debt Extinguishment	0	(107,081)
Gain on Sale of Fixed Assets	(16,260)	0
Amortization of Debt Discount	861,782	271,098
Amortization of Debt Issue Costs	0	800
Changes in assets and liabilities: (Increase) decrease in:
Accounts Receivable	(1,284,756)	1,155,118
Prepaid Expenses and Other Current Assets	(230,669)	19,659
Inventory	1,241,040	(2,004,526)
Deposits	51,047	(1,810)
Increase (decrease) in:
Accounts Payable	881,567	(386,322)
Accrued Expenses	162,246	146,185
Convertible Note Payable Issued in Lieu of Salary - Related Party	50,000	85,000
Sales Tax Payable	145	(50,135)
Deferred Revenue	758,271	2,191
NET CASH USED IN OPERATING ACTIVITIES	(712,456)	(3,437,312)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Equipment	(23,470)	(23,895)
Sale of Equipment	50,267	0
Funding of Patent Costs	(59,079)	(2,470)
NET CASH USED IN INVESTING ACTIVITIES	(32,282)	(26,365)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Sale of Common Stock	290,000	2,345,000
Payments of Offering Costs Related to Sale of Common Stock	(12,000)	(53,600)
Borrowings on Convertible Note Payable	0	1,500,000
Borrowings (Repayments) on Convertible Line of Credit, Net	(190,000)	1,150,000
Payments on Line of Credit, Net	0	(1,000,000)
Repayments of Convertible Notes Payable	(12,000)	(12,000)
Borrowings (Repayments) on Notes Payable	750,000	(40,000)
Repayments of Auto Loan	(10,685)	(8,533)
Payments of Deferred Equity Offering Costs	(195,028)	0
Payments of Loan Offering Costs	(35,000)	(22,283)
NET CASH PROVIDED BY FINANCING ACTIVITIES	585,287	3,858,584
NET INCREASE (DECREASE) IN CASH	(159,451)	394,907
CASH AT BEGINNING OF YEAR	403,475	8,568
CASH AT END OF YEAR	244,024	403,475
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	163,555	73,409
Cash paid for tax	0	800
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Shares Issued for Debt Conversion	0	704,709
Recording of Debt Discount	840,291	715,829
Recording of Payment Premium on Note Payable	112,500	0
Shares Issued for Loan Guarantee - Related Party	0	68,250
Transfer of prepaid asset to inventory	30,272	21,168
Depreciation transferred to inventory	22,234	22,004
Prepaid insurance financed by a third party	$ 0	$ 2,334